Notes Payable — Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Payable – Related Party [Abstract]
Schedule of Finance Expense

During the three and six months ended June 30, 2023 the Company recorded finance expense of $0 (December 31, 2023 – $60,770), related to bringing the notes to their present value.

Amount
($)
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(35,380)
Repayments	(2,519,835)
Cancellation of remaining debt	(49,498)
Balance, December 31, 2023	—
During the year ended December 31, 2023, the Company recorded finance expense of $0 (December 31, 2022 — $60,770), related to bringing the notes to their present value.
Amount
($)
Balance at December 31, 2021	2,786,183
Repayments	(64,550)
Finance expense	60,770
Foreign exchange adjustment	(177,690)
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	(35,380)
Repayments	(2,519,835)
Cancellation of remaining debt	(49,498)
Balance, December 31, 2023	—
Current	—
Non-current	—